Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Option rights
The fair value of the Company’s option rights was estimated at the date of grant using a Black-Scholes-Merton option-pricing model with the following weighted-average assumptions for all options granted:

	2016	2015	2014
Risk-free interest rate	1.24%	1.37%	1.47%
Expected life of option rights	5.05 years	5.05 years	5.10 years
Expected dividend yield of stock	1.06%	1.13%	1.19%
Expected volatility of stock	.212	.245	.223

Company's non-qualified and incentive stock option right activity for employees and nonemployee directors
A summary of the Company’s non-qualified and incentive stock option right activity is shown in the following table:

	2016			2015			2014
	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding beginning of year	5,219,506	$141.58		5,699,892	$117.31		6,484,592	$96.25
Granted	712,967	271.46		697,423	241.84		672,565	224.65
Exercised	(733,876)	108.81		(1,133,287)	79.41		(1,421,045)	70.71
Forfeited	(26,653)	232.83		(43,632)	193.60		(31,617)	158.92
Expired	(8,235)	176.28		(890)	87.59		(4,603)	86.66
Outstanding end of year	5,163,709	$163.61	$545,531	5,219,506	$141.58	$616,866	5,699,892	$117.31	$830,647
Exercisable at end of year	3,783,755	$130.59	$522,921	3,807,351	$110.96	$565,934	4,095,246	$87.79	$717,691

Summary of the company's restricted stock activity
A summary of the Company’s restricted stock and RSU activity for the years ended December 31 is shown in the following table:

	2016	2015	2014
Outstanding at beginning of year	467,744	655,276	749,382
Granted	99,662	112,494	201,412
Vested	(166,405)	(290,901)	(294,438)
Forfeited	(3,675)	(9,125)	(1,080)
Outstanding at end of year	397,326	467,744	655,276